Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	3,084.21
Total Transaction Valuation	22,333,158
Total Offset Amount	(0)
Net Fee	$ 3,084.21